Financial risks (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Credit Risk Rating Grades

Aegon group level long-term counterparty exposure limits are as follows:

Group limits per credit rating Amounts in EUR million	2018	2017
AAA	900	900
AA	900	900
A	675	675
BBB	450	450
BB	250	250
B	125	125
CCC or lower	50	50

Schedule of Maximum Exposure to Credit Risk

The table that follows shows the Group’s maximum exposure to credit risk from investments in general account financial assets, as well as general account derivatives and reinsurance assets, collateral held and net exposure. Please refer to note 49 Transfer of financial assets for further information on collateral given, which may expose the Group to credit risk.

2018	Maximum exposure to credit risk	Cash	Secu- rities	Letters of credit/ guarantees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or over- collateral- ization)	Net exposure
Debt securities – carried at fair value	81,253	-	-	169	-	-	-	169	-	81,084
Debt securities – carried at amortized cost	-	-	-	-	-	-	-	-	-	-
Money market and other short-term investments – carried at fair value	6,307	-	484	-	-	-	-	484	29	5,852
Mortgage loans – carried at amortized cost	36,240	2,535	-	136	57,009	-	-	59,680	23,589	149
Private loans – carried at amortized cost	4,103	45	-	-	-	-	-	45	-	4,058
Other loans – carried at amortized cost	2,310	-	-	-	-	-	1,960	1,960	1,238	1,589
Other financial assets – carried at fair value	3,551	-	-	-	-	-	-	-	-	3,551
Derivatives	7,337	2,627	233	31	-	4,606	-	7,496	225	66
Reinsurance assets	20,505	-	4,035	104	-	-	-	4,139	-	16,366
At December 31	161,607	5,207	4,752	439	57,009	4,606	1,960	73,972	25,081	112,715

2017	Maximum exposure to credit risk	Cash	Securi- ties	Letters of credit/ guarantees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollat- eralization)	Net exposure
Debt securities – carried at fair value	84,344	-	-	242	-	-	-	242	-	84,102
Debt securities – carried at amortized cost	-	-	-	14	-	-	-	14	-	(14)
Money market and other short-term investments – carried at fair value	6,809	-	719	-	-	-	-	719	25	6,115
Mortgage loans – carried at amortized cost	33,562	2,437	-	379	49,756	-	-	52,573	19,271	260
Private loans – carried at amortized cost	3,642	79	-	-	-	-	-	79	-	3,563
Other loans – carried at amortized cost	2,164	-	-	-	-	-	1,886	1,886	1,195	1,473
Other financial assets – carried at fair value	2,586	-	-	-	-	-	-	-	-	2,586
Derivatives	5,563	647	56	29	-	4,867	-	5,599	85	48
Reinsurance assets	19,200	-	4,395	137	-	-	-	4,532	-	14,667

At December 31	157,869	3,163	5,171	801	49,756	4,867	1,886	65,644	20,576	112,800

Schedule of Ratings Distribution of General Account Portfolios

The ratings distribution of general account portfolios of Aegon’s major reporting units, excluding reinsurance assets, are presented in the table that follows, organized by rating category and split by assets that are valued at fair value and assets that are valued at amortized cost. Aegon uses a composite rating based on a combination of the external ratings of S&P, Moody’s, Fitch and National Association of Insurance Commissioners (NAIC which is for US only) and internal ratings. The rating used is the lower of the external rating and the internal rating.

	Americas		The Netherlands		United Kingdom		Central & Eastern Europe		Spain & Portugal
Credit rating general account investments, excluding reinsurance assets 2018	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value
AAA	941	15,338	1,611	12,956	-	84	-	1	-	9
AA	3,104	3,855	83	6,704	-	594	-	22	-	78
A	3,567	17,428	55	2,482	-	291	16	119	38	386
BBB	266	17,609	924	1,299	-	95	6	502	(3)	180
BB	7	1,393	52	39	-	1	9	5	-	17
B	-	1,013	-	-	-	-	64	105	-	-
CCC or lower	-	741	-	-	-	-	1	1	-	-
Assets not rated	1,952	4,126	29,534	4,423	-	1,085	11	67	2	4
Total	9,837	61,501	32,259	27,905	-	2,149	106	823	37	673
Past due and/or impaired assets	108	1,346	277	25	-	-	-	1	-	-
At December 31	9,945	62,847	32,536	27,930	-	2,149	106	824	37	673

	Asia		Asset Management		Total 2018 [1]
Credit rating general account investments, excluding reinsurance assets 2018	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value
AAA	-	987	-	136	2,552	29,518	32,070
AA	-	372	-	-	3,188	11,626	14,813
A	-	1,823	-	5	3,675	22,542	26,218
BBB	-	2,186	-	1	1,193	21,871	23,064
BB	-	140	-	9	68	1,653	1,721
B	-	132	-	17	64	1,267	1,331
CCC or lower	-	22	-	9	1	773	774
Assets not rated	16	14	-	5	31,527	9,960	41,488
Total	16	5,676	-	181	42,268	99,210	141,478
Past due and/or impaired assets	-	27	-	-	385	1,399	1,784
At December 31	16	5,704	-	181	42,653	100,609	143,263

[1]	Includes investments of Holding and other activities.

	Americas		The Netherlands		United Kingdom		Central & Eastern Europe		Spain & Portugal
Credit rating general account investments, excluding reinsurance assets 2017	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value
AAA	958	18,935	1,658	12,727	-	137	-	1	-	9
AA	2,693	3,353	85	5,449	-	1,139	-	5	-	48
A	2,905	18,684	56	3,186	-	449	8	126	55	167
BBB	330	16,822	941	1,267	-	78	3	495	(3)	401
BB	18	1,567	18	22	-	9	72	92	-	20
B	-	1,162	-	-	-	-	2	1	-	-
CCC or lower	-	793	-	3	-	-	-	-	-	-
Assets not rated	1,892	2,797	27,133	3,770	-	219	107	55	2	6
Total	8,796	64,114	29,890	26,425	-	2,031	193	775	54	651
Past due and/or impaired assets	35	1,145	299	41	-	-	82	1	-	-
At December 31	8,831	65,259	30,189	26,467	-	2,031	275	777	54	651

	Asia		Asset Management		Total 2017 [1]
Credit rating general account investments, excluding reinsurance assets 2017	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value
AAA	-	985	-	144	2,616	32,960	35,575
AA	-	340	-	-	2,778	10,334	13,111
A	-	1,775	-	-	3,024	24,399	27,423
BBB	-	1,920	-	-	1,271	20,983	22,254
BB	-	140	-	1	107	1,852	1,959
B	-	117	-	4	2	1,284	1,287
CCC or lower	-	23	-	4	-	823	823
Assets not rated	6	1	-	4	29,154	7,011	36,165
Total	6	5,300	-	157	38,951	99,645	138,597
Past due and/or impaired assets	-	20	-	-	416	1,207	1,624
At December 31	6	5,320	-	157	39,368	100,853	140,221
[1] Includes investments of Holding and other activities.

Summary of Credit Quality of Gross Positions of Reinsurance Assets

The following table shows the credit quality of the gross positions in the statement of financial position for general account reinsurance assets specifically:

	Carrying value 2018	Carrying value 2017
AAA	-	-
AA	9,150	13,379
A	11,041	5,242
Below A	30	24
Not rated	284	555
At December 31	20,505	19,200

Schedule of Credit Risk Concentration

The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments 2018	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2018 [1]	Of which past due and/or impaired assets
Residential mortgage-backed securities (RMBSs)	2,138	395	-	-	-	52	-	2,585	918
Commercial mortgage-backed securities (CMBSs)	3,314	35	127	-	-	537	-	4,013	14
Asset-backed securities (ABSs) – CDOs backed by ABS, Corp. bonds, Bank loans	717	1,669	-	-	-	61	-	2,447	3
ABSs – Other	1,915	247	61	-	6	323	-	2,552	40
Financial – Banking	6,423	1,473	132	92	118	815	6	9,059	29
Financial – Other	8,863	188	33	4	112	595	121	9,924	19
Industrial	21,060	1,515	213	5	142	2,486	33	25,457	187
Utility	3,572	115	60	5	46	370	-	4,169	144
Government bonds	9,607	15,948	438	650	238	457	17	27,356	8
At December 31	57,609	21,586	1,064	756	662	5,696	176	87,560	1,362

[1]	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2018	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2018 [1]
United States	8,891					362		9,253
Netherlands		6,040						6,040
United Kingdom			356	1			17	374
Austria		1,102			4			1,106
Belgium		1,000	21		6			1,027
Finland		949						949
France		1,292	33		5			1,329
Germany		4,397						4,397
Hungary	3			410				413
Luxembourg		786			1			787
Spain		89		3	206			298
Rest of Europe	103	264		236	11	9		623
Rest of world	580	30	28	-	5	86		730
Supranational	30							30
At December 31	9,607	15,948	438	650	238	457	17	27,356

[1]	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2018 [2]	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2018 [1]
AAA	20,479	772	6,505	1,753	29,511
AA	4,949	3,264	1,721		9,934
A	614	18,482	1,490	1	20,587
BBB	961	20,360	349	1	21,670
BB	215	1,279	144		1,638
B	136	1,003	69		1,207
CCC or lower	1	302	1,318		1,621
Assets not rated				1,391	1,391
At December 31	27,356	45,462	11,596	3,147	87,560

[1]	Includes investments of Holding and other activities.
[2]	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – debt securities and money market investments 2017	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2017 [1]	Of which past due and/or impaired assets
Residential mortgage-backed securities (RMBSs)	3,025	556	17	-	-	57	-	3,655	1,022
Commercial mortgage-backed securities (CMBSs)	3,375	28	146	-	-	537	-	4,086	10
Asset-backed securities (ABSs) – CDOs backed by ABS, Corp. bonds, Bank loans	751	1,529	-	-	-	47	-	2,327	3
ABSs – Other	1,688	270	88	-	1	331	-	2,378	35
Financial – Banking	6,525	1,440	124	102	104	730	-	9,026	3
Financial – Other	9,028	212	58	3	114	498	137	10,069	4
Industrial	21,975	1,726	255	7	129	2,344	-	26,435	62
Utility	3,386	119	65	3	45	309	-	3,927	-
Government bonds	11,319	15,531	1,060	603	253	466	17	29,249	14
At December 31	61,073	21,411	1,812	718	646	5,319	153	91,153	1,154
[1] Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2017	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2017 [1]
United States	10,501	32	-	-	-	372	-	10,906
Netherlands	-	5,777	-	-	4	-	-	5,781
United Kingdom	-	-	946	1	-	-	17	964
Austria	-	1,154	-	-	4	-	-	1,158
Belgium	-	1,065	23	-	6	-	-	1,094
Finland	-	938	-	-	-	-	-	938
France	-	1,216	34	-	5	-	-	1,255
Germany	-	4,233	28	-	-	-	-	4,261
Hungary	3	-	-	402	-	-	-	405
Luxembourg	-	785	-	-	1	-	-	786
Spain	-	89	-	2	203	-	-	294
Rest of Europe	133	205	-	198	16	17	-	568
Rest of world	652	36	29	-	14	77	-	809
Supranational	30	-	-	-	-	-	-	30
At December 31	11,319	15,531	1,060	603	253	466	17	29,249
[1] Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2017 [2]	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2017 [1]
AAA	21,855	792	7,102	3,157	32,906
AA	5,462	2,879	1,700	-	10,040
A	311	20,765	1,443	-	22,520
BBB	1,198	19,045	396	6	20,646
BB	269	1,395	178	-	1,842
B	152	1,011	111	-	1,273
CCC or lower	2	309	1,516	-	1,828
Assets not rated	-	3	-	95	98
At December 31	29,249	46,199	12,446	3,258	91,153

[1]	Includes investments of Holding and other activities.
[2]	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Credit risk concentrations – mortgage loans 2018	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2018 [1]	Of which past due and/or impaired assets
Agricultural	69	-	-	-	-	-	-	69	15
Apartment	3,993	-	-	-	-	-	-	3,993	92
Industrial	871	-	-	-	-	-	-	871	-
Office	1,342	-	-	-	-	-	-	1,343	-
Retail	1,457	9	-	-	-	-	-	1,466	1
Other commercial	258	35	-	-	-	-	-	292	2
Residential	12	28,193	-	-	1	-	-	28,207	227
At December 31	8,002	28,237	-	-	1	-	-	36,240	337
[1] Includes investments of Holding and other activities.

Credit risk concentrations – mortgage loans 2017	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2017 [1]	Of which past due and/or impaired assets
Agricultural	77	-	-	-	-	-	-	77	8
Apartment	3,371	-	-	-	-	-	-	3,371	-
Industrial	631	-	-	-	-	-	-	631	7
Office	1,226	-	-	-	-	-	-	1,226	-
Retail	1,375	11	-	-	-	-	-	1,385	19
Other commercial	256	38	-	-	-	-	-	294	2
Residential	16	26,384	-	176	1	-	-	26,578	343
At December 31	6,951	26,434	-	176	1	-	-	33,562	379
[1] Includes investments of Holding and other activities.

Summary of Income Received From Investments in RMBSs, SMBSs and ABSs

			Total income 2018	December 31, 2018
2018	Interest income	Total gains and losses on sale of assets	Total	Investments
Residential mortgage-backed securities	140	(3)	137	2,585
Commercial mortgage-backed securities	139	(41)	98	4,013
Asset-backed securities	54	-	54	2,447
ABSs – Other	84	15	99	2,552
Total	417	(28)	389	11,596

			Total income 2017	December 31, 2017
2017	Interest income	Total gains and losses on sale of assets	Total	Investments
Residential mortgage-backed securities	174	95	269	3,655
Commercial mortgage-backed securities	159	53	212	4,086
Asset-backed securities	56	26	82	2,327
ABSs – Other	87	71	158	2,378
Total	476	245	721	12,446

Summary of Amortized Cost and Fair Value of Debt Securities

The amortized cost and fair value of debt securities, money market investments and other, included in Aegon’s available-for-sale (AFS) portfolios, are as follows as of December 31, 2018, and December 31, 2017

2018	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses
Debt securities, money market instruments and other
United States government	6,973	603	(127)	7,449	4,772	2,676
Dutch government	4,908	1,136	(3)	6,040	6,002	38
Other government	11,293	718	(54)	11,957	11,105	852
Mortgage-backed securities	6,275	366	(84)	6,557	3,700	2,857
Asset-backed securities	4,948	65	(55)	4,958	1,825	3,133
Corporate	39,770	1,748	(1,138)	40,379	21,441	18,939
Money market investments	5,955	-	-	5,955	5,701	254
Other	919	71	(88)	902	707	194
Total	81,039	4,707	(1,550)	84,196	55,253	28,943

Of which held by Aegon Americas and NL	72,486	4,370	(1,352)	75,504	50,976	24,528

2017	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses
Debt securities, money market instruments and other
United States government	8,011	936	(101)	8,846	6,805	2,041
Dutch government	4,799	992	(11)	5,781	4,885	896
Other government	11,746	838	(17)	12,568	11,501	1,067
Mortgage-backed securities	7,326	424	(56)	7,694	5,569	2,126
Asset-backed securities	4,624	92	(17)	4,698	3,878	820
Corporate	37,168	3,663	(218)	40,613	34,945	5,668
Money market investments	6,690	-	-	6,690	5,642	1,048
Other	765	98	(73)	791	597	193
Total	81,130	7,043	(493)	87,681	73,822	13,858

Of which held by Aegon Americas and NL	72,937	6,392	(462)	78,867	66,688	12,179

Summary of Composition by Industry Category of Available-for-Sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position

The composition by industry category of Aegon’s available-for-sale (AFS) debt securities, money market investments and other in an unrealized loss position at December 31, 2018, and December 31, 2017, is presented in the following table:

	December 31, 2018		December 31, 2017
Unrealized losses – debt securities, money market investments and other	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses
Residential mortgage-backed securities (RMBSs)	446	(30)	732	(30)
Commercial mortgage-backed securities (CMBSs)	2,012	(45)	1,140	(22)
Asset-backed securities (ABSs) – CDOs backed by
ABS, Corp. bonds, Bank loans	2,088	(42)	87	(2)
ABSs – Other	829	(10)	603	(13)
Financial Industry – Banking	2,522	(106)	663	(39)
Financial Industry – Insurance	646	(36)	231	(7)
Financial Industry – Other	1,523	(69)	1,411	(10)
Industrial	10,073	(684)	3,305	(131)
Utility	1,258	(78)	375	(14)
Government	2,935	(164)	3,438	(122)
Other	194	(88)	193	(73)
Total held by Aegon Americas and NL	24,528	(1,352)	12,179	(462)
Held by other segments	4,415	(197)	1,680	(31)
Total	28,943	(1,550)	13,858	(493)

Summary of Breakdown of RMBS Available-for-Sale (AFS) Portfolio

The following table shows the breakdown of Aegon America’s RMBS available-for-sale (AFS) portfolio.

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
GSE guaranteed	450	149	-	-	-	599	599
Prime jumbo	-	16	1	5	98	120	124
Alt-A	-	59	17	5	221	301	397
Negative amortization floaters	-	1	-	11	438	450	533
Other housing	-	13	4	16	333	366	450
At December 31, 2018	450	238	22	36	1,089	1,836	2,102

Of which insured	-	-	20	5	99	124	113

AFS RMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
GSE guaranteed	1,025	270	-	-	-	1,295	1,298
Prime jumbo	-	-	-	5	124	130	136
Alt-A	-	33	20	8	277	337	437
Negative amortization floaters	-	-	-	-	502	502	584
Other housing	-	9	17	30	397	453	530
At December 31, 2017	1,025	312	37	43	1,300	2,717	2,985

Of which insured	-	-	24	5	146	175	166

Summary of Credit Quality of Available-For-Sale (AFS) CMBS Portfolio

The tables below summarize the credit quality of Aegon Americas’ available-for-sale (AFS) CMBS portfolio. Additionally, as of December 31, 2018, Aegon Americas has no investments in CMBS (December 31, 2017: EUR nil), which are classified as fair value through profit or loss.

CMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
CMBS	2,635	567	65	3	57	3,326	3,310
CMBS and CRE CDOs	-	-	-	-	5	5	4
At December 31, 2018	2,635	567	65	3	62	3,331	3,314

CMBS by quality	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
CMBS	2,626	559	63	3	84	3,335	3,372
CMBS and CRE CDOs	-	-	-	-	4	4	3
At December 31, 2017	2,626	559	63	3	88	3,339	3,375

Summary of Breakdown of Quality of Available-for-Sale (AFS) ABS Portfolio

The breakdown by quality of the available-for-sale (AFS) ABS portfolio of Aegon Americas and Aegon the Netherlands is as follows:

ABS US and NL	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
Credit cards	174	19	-	-	-	193	201
Autos	230	-	58	2	-	290	289
Small business loans	-	-	2	12	46	60	63
CDOs backed by ABS, Corp. bonds, Bank loans	1,535	479	216	146	46	2,423	2,386
Other ABS	525	151	774	88	8	1,547	1,563
At December 31, 2018	2,464	649	1,051	248	100	4,512	4,503

ABS US and NL	AAA	AA	A	BBB	<BBB	Total amortized cost	Total fair value
Credit cards	170	19	-	30	-	219	229
Autos	226	-	64	2	-	292	292
Small business loans	-	-	3	6	62	70	74
CDOs backed by ABS, Corp. bonds, Bank loans	1,467	407	224	120	46	2,265	2,281
Other ABS	494	76	683	81	1	1,336	1,350
At December 31, 2017	2,357	503	975	238	109	4,182	4,226

Summary of Composition by Maturity of all Available-for-Sale Debt Securities in an Unrealized Loss Position

The table below shows the composition by maturity of all available-for-sale debt securities in an unrealized loss position held by Aegon Americas and Aegon the Netherlands.

	December 31, 2018		December 31, 2017
Debt securities	Carrying value of securities with gross unrealized losses	Gross unrealized losses	Carrying value of securities with gross unrealized losses	Gross unrealized losses

One year or less	643	(18)	442	(6)
Over 1 through 5 years	5,545	(120)	1,784	(31)
Over 5 through 10 years	9,575	(446)	4,517	(95)
Over 10 years	8,317	(680)	4,194	(258)
Total	24,080	(1,264)	10,937	(389)

Summary of Composition by Credit Quality of Debt Securities, Available-for-Sale, in an Unrealized Loss Position
The table below shows the composition by credit quality of debt securities, available-for-sale, in an unrealized loss position held by Aegon Americas and Aegon the Netherlands.
	December 31, 2018		December 31, 2017
Debt securities	Carrying value of securities with unrealized losses	Unrealized losses	Carrying value of securities with unrealized losses	Unrealized losses

AAA	6,318	(186)	4,924	(135)
AA	1,468	(48)	753	(16)
A	5,345	(181)	1,750	(44)
BBB	8,881	(578)	2,339	(70)
BB	920	(90)	507	(39)
B	742	(87)	323	(32)
Below B	407	(95)	341	(54)
Total	24,080	(1,264)	10,937	(389)

Summary of Available-for-Sale Debt Securities With Unrealized Losses by Investment and Length of Time Individual Securities
The table below provides the length of time an available-for-sale security has been below cost and the respective unrealized loss.
		At December 31, 2018
Debt securities	Investment grade carrying value of securities with unrealized losses	Below investment grade carrying value of securities with unrealized losses	Investment grade unrealized loss	Below investment grade unrealized loss

0 – 6 months	8,354	977	(227)	(58)
6 – 12 months	9,976	609	(504)	(96)
> 12 months	3,681	483	(261)	(119)
Total	22,012	2,069	(992)	(272)

		At December 31, 2017
Debt securities	Investment grade carrying value of securities with unrealized losses	Below investment grade carrying value of securities with unrealized losses	Investment grade unrealized loss	Below investment grade unrealized loss

0 – 6 months	4,051	485	(45)	(15)
6 – 12 months	1,391	62	(9)	(5)
> 12 months	4,324	624	(211)	(105)
Total	9,766	1,171	(264)	(125)

The unrealized loss increased during 2018 due mainly to widening credit spreads and increasing US Treasury rates.

Aging and severity unrealized losses

The table below provides the length of time a below investment grade security has been in an unrealized loss and the percentage of carrying value (CV) to amortized cost in Aegon Americas and Aegon the Netherlands.

		2018		2017
Aging and severity unrealized losses debt securities	Carrying value	Unrealized losses	Carrying value	Unrealized losses
CV 70-100% of amortized cost	970	(53)	482	(13)
CV 40-70% of amortized cost	7	(5)	3	(2)
CV < 40% of amortized cost	-	-	-	-
0-6 months	977	(58)	485	(15)

CV 70-100% of amortized cost	577	(76)	62	(5)
CV 40-70% of amortized cost	31	(18)	-	-
CV < 40% of amortized cost	-	(1)	-	-
6-12 months	609	(96)	62	(5)

CV 70-100% of amortized cost	143	(21)	67	(10)
CV 40-70% of amortized cost	8	(5)	8	(4)
CV < 40% of amortized cost	1	(2)	-	-
12-24 months	151	(28)	75	(13)

CV 70-100% of amortized cost	265	(34)	511	(63)
CV 40-70% of amortized cost	58	(43)	30	(16)
CV < 40% of amortized cost	8	(13)	8	(12)
> 24 months	331	(90)	549	(92)

Total	2,069	(272)	1,171	(125)

Summary of Realized Gains and Losses on Debt Securities

The following table provides the realized gains and losses on the debt securities of Aegon Americas and Aegon the Netherlands for the twelve months ended December 31, 2018, and December 31, 2017.

Gross realized gains and (losses)	Gross realized gains	Gross realized losses
December 31, 2018
Debt securities	156	(378)
December 31, 2017
Debt securities	1,813	(171)

Summary of Length of Time Security and Respective Realized Loss

The table below provides the length of time the security was below cost prior to the sale and the respective realized loss for assets not considered impaired.

	Gross realized losses
	0 - 12 months	>12 months	Total
December 31, 2018
Debt securities	(145)	(233)	(378)

December 31, 2017
Debt securities	(137)	(35)	(171)

Summary of Composition of Impairment Losses and Recoveries

The composition of Aegon Americas and Aegon the Netherlands’ bond impairment losses and recoveries by issuer for the periods ended December 31, 2018, and December 31, 2017, is presented in the table below. Those issuers with impairments or recoveries above EUR 25 million are specifically noted.

	2018	2017
	(Impairment)/recovery	(Impairment)/recovery
Impairments:
Other (none individually greater than EUR 25 million)	(24)	(16)
Subtotal	(24)	(16)

Recoveries:
Total recoveries	34	16
Sub-total	34	16
Net (impairments) and recoveries	10	-

Summary of Financial Assets that are Either Past Due or Impaired

		2018				2017
Past due but not impaired assets	0-6 months	6-12 months	> 1 year	Total	0-6 months	6-12 months	> 1 year	Total
Debt securities – carried at fair value	108	121	48	277	49	14	28	91
Mortgage loans	192	22	2	215	111	2	4	117
Other loans	41	2	2	45	31	1	3	35
Accrued interest	3	3	-	6	-	1	1	1
At December 31	344	148	52	544	191	18	35	244

Impaired financial assets	Carrying amount 2018	Carrying amount 2017
Shares	33	48
Debt securities – carried at fair value	1,085	1,063
Mortgage loans	122	262
Private Loans	-	-
Other loans	3	3
Other financial assets – carried at fair value	5	6
At December 31	1,247	1,381

Summary of Unrealized Gains and Losses on Share Positions

The table below represents the unrealized gains and losses on share positions held by Aegon Americas and Aegon the Netherlands.

	Cost basis	Carrying value	Net unrealized gains/(losses)	Carrying value of securities with gross unrealized gains	Gross unrealized gains	Carrying value of securities with gross unrealized losses	Gross unrealized losses
December 31, 2018
Shares	371	391	20	304	40	86	(20)
December 31, 2017
Shares	385	433	48	400	62	34	(13)

Summary of Composition of Shares by Industry Sector in Unrealized Loss Position

The composition of shares by industry sector in an unrealized loss position held by Aegon Americas and Aegon the Netherlands at December 31, 2018, and December 31, 2017 is presented in the following table.

	2018		2017
Unrealized losses on shares	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses

Financials	49	(15)	19	(12)
Other	37	(6)	14	(2)
Total	86	(20)	34	(13)

Summary of Shares Cost Prior to Impairment

The table below provides the length of time the shares held by Aegon Americas and Aegon the Netherlands were below cost prior to their impairment in 2018 and 2017.

In million EUR	0- 6 months
2018
Shares	(5)
2017
Shares	-

Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio

The general account equity, real estate and other non-fixed-income portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Holding and other activities	Total 2018

Equity funds	141	196	-	63	-	-	-	-	401
Common shares [1]	203	-	3	2	3	7	1	66	287
Preferred shares	187	-	-	-	-	-	-	46	233
Investments in real estate	530	2,150	-	4	17	-	-	-	2,700
Hedge funds	678	1	-	-	-	-	2	-	681
Other alternative investments	1,206	438	-	-	-	-	-	22	1,666
Other financial assets	555	832	1,046	2	7	-	1	-	2,443
At December 31	3,501	3,617	1,050	71	27	7	5	134	8,412
[1] Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.
Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Holding and other activities	Total 2017

Equity funds	142	161	-	47	-	-	-	-	351
Common shares [1]	232	-	5	8	4	1	-	40	290
Preferred shares	192	-	-	-	-	-	-	-	192
Investments in real estate	633	1,495	-	4	15	-	-	-	2,147
Hedge funds	688	1	-	-	-	-	2	-	691
Other alternative investments	1,122	309	-	-	-	-	-	18	1,448
Other financial assets	556	410	194	2	2	-	1	-	1,165
At December 31	3,566	2,375	199	62	20	1	4	57	6,284
[1] Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Summary of Market Risk Concentrations in Shares

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2018 [1]	Of which impaired assets

Communication	26	-	-	-	-	-	-	32	-
Consumer	6	-	-	-	-	-	-	7	-
Financials	466	3	-	-	3	7	-	491	3
Funds	-	1,410	3	62	7	-	-	1,558	26
Industries	19	-	-	-	-	-	-	19	-
Other	15	-	-	2	-	-	4	54	3
At December 31	532	1,412	3	64	10	7	4	2,161	33
[1] Includes investments of Holding and other activities.

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	Central & Eastern Europe	Spain & Portugal	Asia	Asset Manage- ment	Total 2017 [1]	Of which impaired assets

Communication	28	-	-	-	-	-	-	28	-
Consumer	8	-	-	-	-	-	-	8	-
Financials	491	3	1	-	3	1	-	499	1
Funds	-	852	4	53	2	-	-	968	43
Industries	19	-	-	-	-	-	-	19	-
Other	22	4	-	2	-	-	2	30	4
At December 31	567	859	5	54	5	1	2	1,551	48
[1] Includes investments of Holding and other activities.

Summary of Closing Levels of Certain Major Indices

The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2018	2017	2016	2015	2014
S&P 500	2,507	2,674	2,239	2,044	2,059
Nasdaq	6,635	6,903	5,383	5,007	4,736
FTSE 100	6,728	7,688	7,143	6,242	6,566
AEX	488	545	483	442	424

Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Equity Markets

Sensitivity analysis of net income and shareholders’ equity to equity markets Immediate change of	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2018
Equity increase 10%	293	405
Equity decrease 10%	(273)	(379)
Equity increase 20%	652	877
Equity decrease 20%	(393)	(599)

2017
Equity increase 10%	317	405
Equity decrease 10%	(316)	(405)
Equity increase 20%	647	820
Equity decrease 20%	(660)	(839)

Schedule of Interest Rate

The following table shows interest rates at the end of each of the last five years.

	2018	2017	2016	2015	2014
3-month US LIBOR	2.81%	1.69%	1.00%	0.61%	0.26%
3-month EURIBOR	(0.31%)	(0.33%)	(0.32%)	(0.13%)	0.08%
10-year US Treasury	2.69%	2.41%	2.43%	2.27%	2.17%
10-year Dutch government	0.39%	0.53%	0.35%	0.79%	0.68%

Schedule of Parallel Movement of Yield Curve

Parallel movement of yield curve	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity

2018
Shift up 100 basis points	(677)	(3,892)
Shift down 100 basis points	1,188	2,819

2017
Shift up 100 basis points	(282)	(2,620)
Shift down 100 basis points	200	2,160

Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity

Information on Aegon’s three year historical net income/(loss) and shareholders’ equity in functional currency are shown in the table below:

	2018	2017	2016
Net income
Americas (in USD)	61	1,762	618
The Netherlands (in EUR)	648	818	418
United Kingdom (in GBP)	35	71	(346)
Central & Eastern Europe (in EUR)	60	57	19
Spain & Portugal (in EUR)	(3)	(2)	(2)
Asia (in USD)	13	6	(14)
Asset Management (in EUR)	105	48	97

Equity in functional currency
Americas (in USD)	15,239	17,712	17,103
The Netherlands (in EUR)	6,967	6,558	5,101
United Kingdom (in GBP)	1,671	1,905	1,845
Central & Eastern Europe (in EUR)	377	402	378
Spain & Portugal (in EUR)	427	433	451
Asia (in USD)	862	1,169	1,281
Asset Management (in EUR)	471	397	422

Summary of Exchange Rates of US Dollar and UK Pound per Euro

The exchange rates for US dollar and UK pound per euro for each of the last five year ends are set forth in the table below:

Closing rates	2018	2017	2016	2015	2014
USD	1.14	1.20	1.05	1.09	1.21
GBP	0.90	0.89	0.85	0.74	0.78

Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity

Sensitivity analysis of net income and shareholders’ equity to translation risk

Movement of currency exchange rates [1]	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity

2018
Increase by 15% of USD currencies relative to the euro	1	1,909
Increase by 15% of GBP currencies relative to the euro	4	269
Increase by 15% of non-euro currencies relative to the euro	20	2,301
Decrease by 15% of USD currencies relative to the euro	3	(1,389)
Decrease by 15% of GBP currencies relative to the euro	(2)	(179)
Decrease by 15% of non-euro currencies relative to the euro	(9)	(1,659)

2017
Increase by 15% of USD currencies relative to the euro	260	2,159
Increase by 15% of GBP currencies relative to the euro	21	321
Increase by 15% of non-euro currencies relative to the euro	265	2,598
Decrease by 15% of USD currencies relative to the euro	(189)	(1,566)
Decrease by 15% of GBP currencies relative to the euro	(16)	(216)
Decrease by 15% of non-euro currencies relative to the euro	(184)	(1,868)

[1]	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.

Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows
Maturity analysis – gross undiscounted contractual cash flows (for non-derivatives)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount

2018
Trust pass-through securities	-	9	36	110	69	223
Subordinated loans	-	66	266	201	1,400	1,933
Borrowings	-	1,713	8,136	1,499	2,825	14,174
Investment contracts [1]	13,305	1,439	1,831	985	1,517	19,077
Investment contracts for account of policyholders [1]	29,360	19,670	20	26	91	49,166
Other financial liabilities	5,849	2,445	81	45	38	8,457
Total financial liabilities (excluding investment/insurance contracts)	5,849	4,234	8,519	1,854	4,332	24,787

2017
Trust pass-through securities	-	9	34	110	68	221
Subordinated loans	-	28	112	56	1,137	1,333
Borrowings	-	1,888	8,396	2,411	2,668	15,362
Investment contracts [1]	12,189	1,381	1,591	577	1,709	17,448
Investment contracts for account of policyholders [1]	33,738	2,605	1	1	133	36,478
Other financial liabilities	6,277	2,002	791	23	32	9,125
Total financial liabilities (excluding investment/insurance contracts)	6,277	3,926	9,333	2,599	3,905	26,041

[1]	Excluding investment contracts with discretionary participating features.

Summary of Financial Liabilities Relating to Insurance and Investment Contracts

The cash benefit payments are presented on an undiscounted basis and are before deduction of tax and before reinsurance.

Financial liabilities relating to insurance and investment contracts [1]	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2018
Insurance contracts	-	5,255	17,147	17,891	126,514	166,807
Insurance contracts for account of policyholders	-	8,382	35,238	36,455	130,475	210,550
Investment contracts	-	6,679	6,985	2,739	5,087	21,490
Investment contracts for account of policyholders	169	8,839	23,185	28,747	64,185	125,125
	169	29,155	82,556	85,831	326,261	523,972
2017
Insurance contracts	-	3,865	16,348	17,155	122,702	160,070
Insurance contracts for account of policyholders	-	8,122	33,916	35,391	123,911	201,339
Investment contracts	-	5,961	6,870	2,510	4,620	19,960
Investment contracts for account of policyholders	234	10,117	23,871	21,202	54,930	110,353
	234	28,064	81,005	76,258	306,162	491,723

[1]

The liability amount in the consolidated financial statements reflects the discounting for interest as well as adjustments for the timing of other factors as described above. As a result, the sum of the cash benefit payments shown for all years in the table exceeds the corresponding liability amounts included in notes 36 Insurance contracts and 37 Investments contracts.

Summary Of Maturity Analysis For Derivative Financial Instruments

The following table details the Group’s liquidity analysis for its derivative financial instruments, based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

Maturity analysis relating to derivatives [1] (Contractual cash flows)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2018
Gross settled
Cash inflows	-	23,453	8,092	11,323	21,233	64,101
Cash outflows	-	(23,143)	(7,351)	(10,832)	(20,816)	(62,141)

Net settled
Cash inflows	-	156	709	982	2,230	4,078
Cash outflows	-	(66)	(288)	(516)	(5,743)	(6,614)
2017
Gross settled
Cash inflows	-	14,646	7,024	10,658	18,916	51,245
Cash outflows	-	(14,766)	(6,367)	(9,890)	(18,447)	(49,471)

Net settled
Cash inflows	-	129	783	1,033	2,428	4,374
Cash outflows	-	(67)	(332)	(543)	(5,870)	(6,812)

[1]

Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

Life insurance general account [member]
Statement [LineItems]
Summary of Financial Liabilities Relating to Insurance and Investment Contracts

Movements during the year in reinsurance assets relating to life insurance:	Life insurance general account	Life insurance for account of policyholders	Total life insurance
At January 1, 2018	17,419	2	17,421
Gross premium and deposits – existing and new business	2,038	3	2,041
Unwind of discount/interest credited	860	-	860
Insurance liabilities released	(2,518)	(3)	(2,521)
Fund charges released	(82)	-	(82)
Changes to valuation of expected future benefits	109	-	109
Policy transfers	25	-	25
Net exchange differences	858	-	858
Transfers to disposal groups	-	-	-
Transfer to/from insurance contract	-	-	-
Other movements	2	-	2
At December 31, 2018	18,712	2	18,714

At January 1, 2017	9,714	2	9,716
Gross premium and deposits – existing and new business	11,326	6	11,332
Unwind of discount/interest credited	533	-	533
Insurance liabilities released	(2,877)	(3)	(2,880)
Fund charges released	(49)	-	(49)
Changes to valuation of expected future benefits	823	-	823
Policy transfers	(38)	-	(38)
Net exchange differences	(1,698)	-	(1,697)
Transfers to disposal groups	(239)	(3)	(242)
Transfer to/from insurance contract	23	-	23
Other movements	(97)	-	(97)
At December 31, 2017	17,419	2	17,421

Non-life insurance [member]
Statement [LineItems]
Summary of Financial Liabilities Relating to Insurance and Investment Contracts
Movements during the year in reinsurance assets relating to non-life insurance:	2018	2017
At January 1	1,327	1,481
Gross premium and deposits – existing and new business	84	99
Unwind of discount/interest credited	84	89
Insurance liabilities released	(123)	(129)
Changes to valuation of expected future benefits	-	28
Changes in unearned premiums	(28)	(42)
Incurred related to current year	77	85
Incurred related to prior years	36	37
Release for claims settled current year	(18)	(19)
Release for claims settled prior years	(130)	(119)
Change in IBNR	12	(8)
Shadow accounting adjustment	(24)	6
Net exchange differences	65	(180)
Portfolio transfers and acquisitions	-	2
Other movements	(8)	(4)
At December 31	1,356	1,327

Financial assets at amortised cost, class [member]
Statement [LineItems]
Summary of Credit Risk Rating Grades

The table below details the credit risk rating grades, as of December 31, 2018, for financial assets with cash flows that are SPPI, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis. The tables show the carrying value of those financial assets applying IAS 39 (in the case of financial assets measured at amortized cost, before adjusting for any impairment allowances).

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total
Shares – Carried at fair value	-	-	-	42	9	17	-	-	68
Debt securities – Carried at fair value	25,637	9,224	17,057	20,330	1,480	1,159	1,395	-	76,283
Money market and other short-term investments- carried at fair value	55	158	2,561	351	-	-	-	-	3,126
Mortgage loans– Carried at amortized cost	941	3,204	3,567	266	15	-	-	28,647	36,639
Private loans – Carried at amortized cost	1,611	83	261	924	52	-	-	1,136	4,068
Other financial assets – Carried at fair value	-	-	64	12	44	61	1	70	252
At December 31	28,244	12,670	23,510	21,925	1,601	1,237	1,396	29,853	120,436